Inventory	3 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory

5.	Inventory
Inventory consists of the following:
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	395,019	107,559
Work in process	3,061	3,061
Raw Materials	148,414	260,348

	546,494	370,968